Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets Liabilities [Abstract]
Disclosure Of Fair Value Measurement Of Assets Liabilities Explanatory

Fair value information:
As of December 31, 2021	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	2,929	—	—	2,929
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	10,528	—	—	10,528
Office buildings	2,444	—	—	2,444
Warehouse	5,658	—	—	5,658
Land leasehold right	173	—	—	173

Fair value information:
As of December 31, 2020	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	2,271	—	—	2,271
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	11,521	—	—	11,521
Office buildings	2,060	—	—	2,060
Warehouse	5,701	—	—	5,701
Land leasehold right	96	—	—	96